Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Interest rate and other derivative contracts		¥ (37,486)	¥ (84,408)	¥ (82,684)
Trading account securities, excluding derivatives		1,186,147	50,522	652,960
Trading account profits (losses)-net		1,148,661	(33,886)	570,276
Foreign exchange derivative contracts	[1]	(217,524)	(52,737)	(94,223)
Net trading gains (losses)		¥ 931,137	¥ (86,623)	¥ 476,053

[1]	Losses on foreign exchange derivative contracts are included in Foreign exchange losses-net in the accompanying consolidated statements of income. Foreign exchange losses-net in the accompanying consolidated statements of income are also comprised of foreign exchange gains (losses) other than derivative contracts and foreign exchange gains (losses) related to the fair value option.